Organization and Principal Activities (Details) - Schedule of consolidated statements of comprehensive income/(loss) - Variable Interest Entity [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Net revenues	¥ 897,035	¥ 1,447,899	¥ 1,424,234
Net income/(loss)	¥ (283,829)	¥ (121,363)	¥ 53,755